INCOME TAX: (Schedule of Reconciliation of the Theoretical Tax Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Loss before income taxes	$ 28,949	$ 16,478	$ 11,478
Theoretical tax benefit on the above amount	(7,237)	(4,367)	(3,042)
Decrease (increase) in tax refund resulting from:
Reduction in corporate tax rate	1,965
Non-deductible expenses and other permanent differences, mainly share based compensation expenses, issuance costs and finance expenses on convertible loans and warrants	(491)	(585)	2,706
Net change in valuation allowance	5,777	3,973	1,757
Other	373	1,018	(1,415)
Actual tax expense	$ 387	$ 39	$ 6